INVENTORY - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Inventory [Line Items]
Inventory	€ 20,305	€ 11,820
Cost
Summary Of Inventory [Line Items]
Inventory	21,776	11,820
Depreciation/impairment
Summary Of Inventory [Line Items]
Inventory	€ (1,471)	€ 0	€ 0	€ 0